Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 379,702	$ 111,893
Restricted Cash and Cash Equivalents	4,126	129
Fixed maturities
Held-to-maturity debt securities, at amortized cost	67,164	65,406
Available-for-sale debt securities, at fair value (amortized cost $7,139 in 2020)	0	8,057
Equity securities, at fair value (cost $2,000 in 2020)	0	2,119
Mortgage Loans on Real Estate, Commercial and Consumer, Net	2,022	2,980
Other invested assets	325	0
Total investments	69,511	78,562
Receivables (net of allowance for doubtful accounts of $1,082 and $492 at December 31, 2021 and 2020, respectively)	15,498	15,244
Prepaid expenses, deposits and other assets	15,692	7,365
Fixed assets (net of accumulated depreciation of $19,543 and $13,813 at December 31, 2021 and 2020, respectively)	45,953	21,661
Title plants	13,952	14,008
Goodwill	111,487	111,487
Trade names (net of accumulated amortization of $3,187 at December 31, 2020)	0	2,684
Total assets	655,921	363,033
Liabilities and stockholders’ equity
Accounts payable	6,930	6,626
Accrued expenses and other liabilities	54,149	33,044
Senior secured credit agreement, net of debt issuance costs and original issue discount	141,769	0
Loan from a related party	0	65,532
Liability for Unpaid Claims and Claims Adjustment Expense, Net	80,267	69,800
Warrant liabilities	16,467	0
Sponsor Covered Shares liability	5,415	0
Total liabilities	304,997	175,002
Commitments and contingencies
Stockholders’ equity:
Common stock	33	1
Additional paid-in capital	543,070	266,464
Accumulated deficit	(192,179)	(79,123)
Accumulated other comprehensive income	0	686
Total stockholders’ equity	350,924	188,031
Total liabilities and stockholders’ equity	655,921	363,033
Preferred Stock Series A
Stockholders’ equity:
Preferred stock	0	1
Preferred Stock Series A-1
Stockholders’ equity:
Preferred stock	0	1
Preferred Stock Series A-2
Stockholders’ equity:
Preferred stock	0	0
Preferred Stock Series B
Stockholders’ equity:
Preferred stock	0	0
Preferred Stock Series C
Stockholders’ equity:
Preferred stock	$ 0	$ 1